Acquisitions - Schedules (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Nov. 01, 2017	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 12,947	$ 0
J&S and Pure Rooms [Member]
Pro Forma Financial Results
Total revenue			138,638	131,547
Net income (loss)			(19,213)	(12,120)
Net income (loss) attributable to common stockholders			$ (17,489)	$ (2,089)
Pro forma income per share: Basic (in dollars per share)			$ (8.37)	$ (1.00)
Pro forma income per share: Diluted (in dollars per share)			$ (8.88)	$ (2.35)
Weighted average common shares outstanding: Basic (in shares)			2,090	2,082
Weighted average common shares outstanding: Diluted (in shares)			2,120	2,279
J&S [Member]
Business Acquisition [Line Items]
Cash	$ 9,176
Term loan	10,000
Equity consideration	5,063
Consideration transfered	25,500
Fair value of Ashford Inc. common stock	5,063
Contingent consideration	1,196
Purchase price	25,435
Fair value of redeemable noncontrolling interest	2,724
Fair value of noncontrolling interest	324
Interest in acquiree	28,483
Current assets including cash	6,664
Furniture, fixtures and equipment	9,020
Goodwill	12,165
Trademarks	3,201
Customer relationships	6,519
Other assets	129
Total assets acquired	37,698
Current liabilities	7,024
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,215
Total assumed liabilities, net of assets acquired	$ 28,483
J&S [Member] | Furniture, Fixtures and Equipment [Member]
Business Acquisition [Line Items]
Estimated Useful Life	5 years
J&S [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Useful Life	7 years
Pure Rooms [Member]
Business Acquisition [Line Items]
Cash		$ 97
Equity consideration		425
Cash		129
Goodwill		782
Total assets acquired		1,256
Other assumed liabilities, net		356
Total assumed liabilities		831
Total assumed liabilities, net of assets acquired		425
Pure Rooms [Member] | Medium-term Notes [Member]
Business Acquisition [Line Items]
Notes payable, current		375
Pure Rooms [Member] | Line of Credit [Member]
Business Acquisition [Line Items]
Notes payable, current		100
Pure Rooms [Member] | Furniture, Fixtures and Equipment [Member]
Business Acquisition [Line Items]
Furniture, fixtures and equipment		$ 170
Estimated Useful Life		3 years
Pure Rooms [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Furniture, fixtures and equipment		$ 175
Estimated Useful Life		5 years